New standards and interpretations not yet adopted	12 Months Ended
Dec. 31, 2021
New standards and interpretations not yet adopted
New standards and interpretations not yet adopted

4. New standards and interpretations not yet adopted

The IASB issued a number of new IFRS standards or amendments to existing standards which are required to be adopted in annual periods beginning after December 31, 2020.

Standard	Effective date	Descriptions
IFRS 4	01/2021	Extension of the Temporary Exemption from Applying IFRS 9
IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16	01/2021	Interest Rate Benchmark Reform
IFRS 16	04/2021	Covid-19-Related Rent Concessions
IFRS 3	01/2022	Reference to the Conceptual Framework
IAS 16	01/2022	Proceeds before intended use
IAS 37	01/2022	Onerous contracts – Cost of Fulfilling a Contract
IFRS 1, IFRS 9, IFRS 16 and IAS 41	01/2022	Annual Improvements to IFRS Standards 2018–2020 (IFRS 1, IFRS 9, IFRS 16 and IAS 41)
IFRS 17	01/2023	Amendments to IFRS 17 Insurance Contracts
IAS 1	01/2023	Classifications of Liabilities as Current or Non-Current (Amendment to IAS 1)
IAS 1	01/2023	Amendment to IAS 1 - Disclosure of Accounting Policies
IAS 8	01/2023	Amendment to IAS 8 - Definition of Accounting Estimate
IAS 12	01/2023	Amendments to IAS 12 - Deferred Taxes in Connection with Assets and Liabilities Arising from a Single Transaction

The adoption of standards effective 01/2021 and 04/2021 did not have a material impact on the financial statements as of and for the year ended December 31, 2021. The Company has not yet conclusively determined what impact the new standards, amendments or interpretations effective 01/2022 or later will have on its financial statements but does not expect they will have a significant impact.